Advances from Officers	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Advances From Officers [Abstract]
ADVANCES FROM OFFICERS

NOTE 3 – ADVANCES FROM OFFICERS

During the year ended December 31, 2020, in an effort to carry the Company forward with limited cash flow, two officers provided advances to pay for miscellaneous Company expenses. The amounts recorded for December 31, 2020 were $16,616 and were repaid in 2021.

NOTE 4 – ADVANCES FROM OFFICERS

During the year ended December 31, 2020, in an effort to carry the Company forward with limited cash flow, two officers provided advances to pay for miscellaneous Company expenses. The amounts recorded for December 31, 2020 and December 31, 2019 were $16,616 and $456, respectively.